UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

414-516-1645

Registrant’s telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: September 30, 2025

Item 1. Reports to Stockholders.

(a)

Vest 10 Year Interest Rate Hedge ETF
RYSE (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the Vest 10 Year Interest Rate Hedge ETF for the period of November 1, 2024, to September 30, 2025.  You can find additional information about the Fund at https://www.vestfin.com/etfs/RYSE-10-year-interest-rate-hedge-etf. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Vest 10 Year Interest Rate Hedge ETF	$85	0.85%
1	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
This discussion is for the Vest 10 Year Interest Rate Hedge ETF (the “Fund”) for the period ending September 30, 2025 (the “current fiscal period”). The Fund seeks to provide a hedge against, and generate capital appreciation from, rising 10-year interest rates.
The Fund is an actively managed exchange-traded fund (“ETF”) whose portfolio is constructed with the aim of delivering positive returns, before any fees and expenses, when the 10-year interest rate (the “10-Year Rate”) rises. The Fund is expected to experience losses when the 10-Year Rate falls. The 10-Year Rate is a broad measure of the cost of borrowing cash overnight collateralized by Treasury securities compounded over a period of 10 years. To achieve its investment objective of hedging against increases in the 10-Year Rate, the Fund may invest in various derivatives (including futures, options, interest rate swaps, and swaptions). The Fund may take long positions in interest rate swaps to seek to benefit from rising interest rates. The Fund may also invest in ETFs that invest in U.S. Treasury bills or option contracts linked to ETFs that primarily invest in U.S. Treasury securities to implement the Fund’s hedging strategy. The Fund may invest in U.S. Treasury bills or other cash equivalents as collateral for the Fund’s derivatives transactions.
During the current fiscal period, the Fund generally held a portfolio of swaptions on the 10-Year Rate and Treasury Bills.
For the current fiscal period, the Fund’s net asset value (“NAV”) performance was -0.68%. This fund performance can be attributed to the following factors:
1. Performance attributed to the Swaption Contracts: The impact of the Swaption holdings was approximately -3.50%.
2. Performance attributed to Money Market/Treasury Bills: The impact of the Money Market/Treasury Bill holdings was approximately 3.40%.
3. Expense Ratio: The impact of the annualized expense ratio of 0.85%, prorated for the current fiscal period, was approximately -0.78%.
For comparison purposes, the performance for the current fiscal period for the ICE U.S. Treasury 20+ Year Bond Index was 0.64%.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
Vest 10 Year Interest Rate Hedge ETF	PAGE 1	TSR-AR-26922B659

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (02/02/2023)
Vest 10 Year Interest Rate Hedge ETF NAV	6.00	6.59
Bloomberg U.S. Aggregate Bond Index	2.88	3.36
ICE US Treasury 20+ Year Bond Total Return Index	-4.79	-3.23
Visit https://www.vestfin.com/etfs/RYSE-10-year-interest-rate-hedge-etf for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$1,702,835
Number of Holdings	3
Net Advisory Fee	$16,087
Portfolio Turnover	0%
30-Day SEC Yield	2.34%
30-Day SEC Yield Unsubsidized	2.34%
Weighted Average Maturity	10.00 years
Effective Duration	20.00 years
Average Credit Quality	AA+
Weighted Average Life	0.25 years
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top Holdings	(% of Net Assets)
First American Treasury Obligations Fund - Class X	76.9%
Payer Swaption, 10-Year Interest Rate Swap, Expiration: 12/31/2025; Exercise Rate: 2.91%	15.0%
Payer Swaption, 10-Year Interest Rate Swap, Expiration: 12/31/2025; Exercise Rate: 4.27%	0.0%

Top Sectors	(% of Net Assets)
Cash & Other	100.0%
Other Material Fund Changes:
Effective March 11, 2025, the Board of Trustees of ETF Series Solutions, upon recommendation from Vest Financial LLC, approved a change in the Fund’s fiscal year-end from October 31 to September 30.
Vest 10 Year Interest Rate Hedge ETF	PAGE 2	TSR-AR-26922B659

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.vestfin.com/etfs/RYSE-10-year-interest-rate-hedge-etf.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Vest Financial LLC documents not be householded, please contact Vest Financial LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Vest Financial LLC or your financial intermediary.
Vest 10 Year Interest Rate Hedge ETF	PAGE 3	TSR-AR-26922B659

Vest 2 Year Interest Rate Hedge ETF
HYKE (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the Vest 2 Year Interest Rate Hedge ETF for the period of November 1, 2024, to September 30, 2025.  You can find additional information about the Fund at https://www.vestfin.com/etfs/HYKE-2-year-interest-rate-hedge-etf. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Vest 2 Year Interest Rate Hedge ETF	$84	0.85%
1	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
This discussion is for the Vest 2 Year Interest Rate Hedge ETF (the “Fund”) for the period through September 30, 2025 (the “current fiscal period”). The Fund seeks to provide a hedge against, and generate capital appreciation from, rising 2-year interest rates.
The Fund is an actively managed exchange-traded fund (“ETF”) whose portfolio is constructed with the aim of delivering positive returns, before any fees and expenses, when the 2-year interest rate (the “2-Year Rate”) rises. The Fund is expected to experience losses when the 2-Year Rate falls. The 2-Year Rate is a broad measure of the cost of borrowing cash overnight collateralized by Treasury securities compounded over a period of 2 years. To achieve its investment objective of hedging against increases in the 2-Year Rate, the Fund may invest in various derivatives (including futures, options, interest rate swaps, and swaptions). The Fund may take long positions in interest rate swaps to seek to benefit from rising interest rates. The Fund may also invest in ETFs that invest in U.S. Treasury bills or option contracts linked to ETFs that primarily invest in U.S. Treasury securities to implement the Fund’s hedging strategy. The Fund may invest in U.S. Treasury bills or other cash equivalents as collateral for the Fund’s derivatives transactions.
During the current fiscal period, the Fund generally held a portfolio of swaptions on the 2-Year Rate and Treasury Bills.
For the current fiscal period, the Fund’s net asset value (“NAV”) performance was -2.25%. This fund performance can be attributed to the following factors:
1. Performance attributed to the Swaption Contracts: The impact of the Swaption holdings was approximately -4.67%.
2. Performance attributed to the Money Market/Treasury Bills: The impact of the Treasury Bill holdings was approximately 3.20%.
3. Expense Ratio: The impact of the annualized expense ratio of 0.85%, prorated for the current fiscal period, was approximately -0.78%.
For comparison purposes, the performance for the current fiscal period for the ICE U.S. Treasury 1-3 Year Bond Index was 4.51%.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
Vest 2 Year Interest Rate Hedge ETF	PAGE 1	TSR-AR-26922B584

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/10/2024)
Vest 2 Year Interest Rate Hedge ETF NAV	6.21	1.61
Bloomberg U.S. Aggregate Bond Index	2.88	4.84
ICE U.S. Treasury 1-3 Year Bond Total Return Index	3.87	4.70
Visit https://www.vestfin.com/etfs/HYKE-2-year-interest-rate-hedge-etf for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$1,242,816
Number of Holdings	3
Net Advisory Fee	$10,011
Portfolio Turnover	0%
30-Day SEC Yield	2.47%
30-Day SEC Yield Unsubsidized	2.47%
Weighted Average Maturity	2.00 years
Effective Duration	20.00 years
Average Credit Quality	AA+
Weighted Average Life	0.25 years
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top Holdings	(% of Net Assets)
First American Treasury Obligations Fund - Class X	79.9%
Payer Swaption, 2-Year Interest Rate Swap, Expiration: 12/31/2025; Exercise Rate: 2.28%	20.0%
Payer Swaption, 2-Year Interest Rate Swap, Expiration: 12/31/2025; Exercise Rate: 3.65%	0.0%

Top Sectors	(% of Net Assets)
Cash & Other	100.0%
Other Material Fund Changes:
Effective March 11, 2025, the Board of Trustees of ETF Series Solutions, upon recommendation from Vest Financial LLC, approved a change in the Fund’s fiscal year-end from October 31 to September 30.
Vest 2 Year Interest Rate Hedge ETF	PAGE 2	TSR-AR-26922B584

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.vestfin.com/etfs/HYKE-2-year-interest-rate-hedge-etf.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Vest Financial LLC documents not be householded, please contact Vest Financial LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Vest Financial LLC or your financial intermediary.
Vest 2 Year Interest Rate Hedge ETF	PAGE 3	TSR-AR-26922B584

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 9/30/2025	FYE 10/31/2024
(a) Audit Fees	$ 32,000	$ 33,000
(b) Audit-Related Fees	$ 0	$ 0
(c) Tax Fees	$ 7,000	$ 7,000
(d) All Other Fees	$ 0	$ 0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 9/30/2025	FYE 10/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 9/30/2025	FYE 10/31/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Leonard M. Rush, David A. Massart, Janet D. Olsen, and Michael A. Castino.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

VEST ETFs
Vest 10 Year Interest Rate Hedge ETF (RYSE)
Vest 2 Year Interest Rate Hedge ETF (HYKE)
Annual Financial Statements and Additional Information
September 30, 2025

VEST 10 YEAR INTEREST RATE HEDGE ETF
SCHEDULE OF INVESTMENTS
September 30, 2025

	Notional Amount	Value
PURCHASED OPTIONS - 15.0%(a)
Payer Swaptions - 15.0%
10-Year Interest Rate Swap, Counterparty: Barclays, Receive 12-Month SOFR; Expiration: 12/31/2025; Exercise Rate: 2.91%	$4,089,629	$254,784
TOTAL PURCHASED OPTIONS (Cost $254,784)		254,784

	Shares
SHORT-TERM INVESTMENTS - 76.9%
Money Market Funds - 76.9%
First American Treasury Obligations Fund - Class X, 4.02%(b)(c)	1,310,427	1,310,427
TOTAL SHORT-TERM INVESTMENTS (Cost $1,310,427)		1,310,427
TOTAL INVESTMENTS - 91.9% (Cost $1,565,211)		$1,565,211
Other Assets in Excess of Liabilities - 8.1%		137,624
TOTAL NET ASSETS - 100.0%		$1,702,835

Percentages are stated as a percent of net assets.
SOFR - Secured Overnight Financing Rate
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
(c)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

The accompanying notes are an integral part of these financial statements.

1

VEST 10 YEAR INTEREST RATE HEDGE ETF
SCHEDULE OF WRITTEN OPTIONS
September 30, 2025

	Notional Amount	Value
WRITTEN OPTIONS - 0.0%
Payer Swaptions - 0.0%
10-Year Interest Rate Swap, Counterparty: Barclays, Pay 12-Month SOFR; Expiration: 12/31/2025; Exercise Rate: 4.27%	$(4,089,629)	$ 0
TOTAL WRITTEN OPTIONS (Premiums received $0)		$0

Percentages are stated as a percent of net assets.
SOFR - Secured Overnight Financing Rate
The accompanying notes are an integral part of these financial statements.

2

VEST 2 YEAR INTEREST RATE HEDGE ETF
SCHEDULE OF INVESTMENTS
September 30, 2025

	Notional Amount	Value
PURCHASED OPTIONS - 20.0%(a)
Payer Swaptions - 20.0%
2-Year Interest Rate Swap, Counterparty: Barclays, Receive 12-Month SOFR; Expiration: 12/31/2025; Exercise Rate: 2.28%	$13,090,239	$248,715
TOTAL PURCHASED OPTIONS (Cost $248,715)		248,715

	Shares
SHORT-TERM INVESTMENTS - 79.9%
Money Market Funds - 79.9%
First American Treasury Obligations Fund - Class X, 4.02%(b)(c)	993,085	993,085
TOTAL SHORT-TERM INVESTMENTS (Cost $993,085)		993,085
TOTAL INVESTMENTS - 99.9% (Cost $1,241,800)		$1,241,800
Other Assets in Excess of Liabilities - 0.1%		1,016
TOTAL NET ASSETS - 100.0%		$1,242,816

Percentages are stated as a percent of net assets.
SOFR - Secured Overnight Financing Rate
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
(c)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

The accompanying notes are an integral part of these financial statements.

3

VEST 2 YEAR INTEREST RATE HEDGE ETF
SCHEDULE OF WRITTEN OPTIONS
September 30, 2025

	Notional Amount	Value
WRITTEN OPTIONS - 0.0%
Payer Swaptions - 0.0%
2-Year Interest Rate Swap, Counterparty: Barclays, Pay 12-Month SOFR; Expiration: 12/31/2025; Exercise Rate: 3.65%	$(13,090,239)	$ 0
TOTAL WRITTEN OPTIONS (Premiums received $0)		$0

Percentages are stated as a percent of net assets.
SOFR - Secured Overnight Financing Rate
The accompanying notes are an integral part of these financial statements.

4

VEST ETFs
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2025

	Vest 10 Year Interest Rate Hedge ETF	Vest 2 Year Interest Rate Hedge ETF
ASSETS:
Investments, at value	$1,565,211	$1,241,800
Cash held as collateral for written options	170,000	—
Receivable for investments sold	230,100	255,000
Dividends receivable	4,427	3,355
Total assets	1,969,738	1,500,155
LIABILITIES:
Payable for investments purchased	254,784	248,715
Distributions payable	10,930	7,762
Payable to adviser	1,189	862
Total liabilities	266,903	257,339
NET ASSETS	$1,702,835	$1,242,816
Net Assets Consists of:
Paid-in capital	$3,053,931	$1,356,267
Total distributable earnings (accumulated losses)	(1,351,096)	(113,451)
Total net assets	$1,702,835	$1,242,816
Net assets	$1,702,835	$1,242,816
Shares issued and outstanding(a)	75,000	50,000
Net asset value per share	$22.70	$24.86
Cost:
Investments, at cost	$1,565,211	$1,241,800

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

5

VEST ETFs
STATEMENTS OF OPERATIONS

	Vest 10 Year Interest Rate Hedge ETF		Vest 2 Year Interest Rate Hedge ETF
	For the Period Ended September 30, 2025(a)	For the Year Ended October 31, 2024	For the Period Ended September 30, 2025(a)	For the Period Ended October 31, 2024(b)
INVESTMENT INCOME:
Interest income	$54,059	$184,824	$30,736	$24,760
Total investment income	54,059	184,824	30,736	24,760
EXPENSES:
Investment advisory fee	16,087	45,009	10,011	6,747
Total expenses	16,087	45,009	10,011	6,747
Net investment income (loss)	37,972	139,815	20,725	18,013
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	100,637	(1,592,063)	89,621	(175,507)
Written option contracts expired or closed	(17,455)	157,577	(37,133)	9,408
Net realized gain (loss)	83,182	(1,434,486)	52,488	(166,099)
Net change in unrealized appreciation (depreciation) on:
Investments	(192,396)	(114,469)	(149,177)	149,177
Written option contracts	48,591	7,260	46,955	(46,955)
Net change in unrealized appreciation (depreciation)	(143,805)	(107,209)	(102,222)	102,222
Net realized and unrealized gain (loss)	(60,623)	(1,541,695)	(49,734)	(63,877)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(22,651)	$(1,401,880)	$(29,009)	$(45,864)

(a)	The Fund changed its fiscal year end from October 31st to September 30th. The current period represents activity from November 1, 2024 through September 30, 2025.
(b)	Inception date of the Fund was January 10, 2024.
The accompanying notes are an integral part of these financial statements.

6

VEST ETFs
STATEMENTS OF CHANGES IN NET ASSETS

	Vest 10 Year Interest Rate Hedge ETF
	Period Ended September 30, 2025(a)	Year Ended October 31, 2024	Period Ended October 31, 2023(b)
OPERATIONS:
Net investment income (loss)	$37,972	$139,815	$117,981
Net realized gain (loss)	83,182	(1,434,486)	942,009
Net change in unrealized appreciation (depreciation)	(143,805)	(107,209)	251,014
Net increase (decrease) in net assets from operations	(22,651)	(1,401,880)	1,311,004
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(41,020)	(1,099,652)	(96,897)
Total distributions to shareholders	(41,020)	(1,099,652)	(96,897)
CAPITAL TRANSACTIONS:
Shares sold	—	6,984,698	6,737,933
Shares redeemed	(567,462)	(8,782,658)	(1,377,260)
ETF transaction fees (See Note 8)	1,362	37,842	19,476
Net increase (decrease) in net assets from capital transactions	(566,100)	(1,760,118)	5,380,149
Net increase (decrease) in net assets	(629,771)	(4,261,650)	6,594,256
NET ASSETS:
Beginning of the period	2,332,606	6,594,256	—
End of the period	$ 1,702,835	$2,332,606	$6,594,256
SHARES TRANSACTIONS
Shares sold	—	275,000	250,000
Shares redeemed	(25,000)	(375,000)	(50,000)
Total increase (decrease) in shares outstanding	(25,000)	(100,000)	200,000

(a)	The Fund changed its fiscal year end from October 31st to September 30th. The current period represents activity from November 1, 2024 through September 30, 2025.
(b)	Inception date of the Fund was February 2, 2023.
The accompanying notes are an integral part of these financial statements.

7

VEST ETFs
STATEMENTS OF CHANGES IN NET ASSETS

	Vest 2 Year Interest Rate Hedge ETF
	Period Ended September 30, 2025(a)	Period Ended October 31, 2024(b)
OPERATIONS:
Net investment income (loss)	$20,725	$18,013
Net realized gain (loss)	52,488	(166,099)
Net change in unrealized appreciation (depreciation)	(102,222)	102,222
Net increase (decrease) in net assets from operations	(29,009)	(45,864)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(21,685)	(16,893)
Total distributions to shareholders	(21,685)	(16,893)
CAPITAL TRANSACTIONS:
Shares sold	—	1,351,133
Shares redeemed	—	—
ETF transaction fees (See Note 8)	—	5,134
Net increase (decrease) in net assets from capital transactions	—	1,356,267
Net increase (decrease) in net assets	(50,694)	1,293,510
NET ASSETS:
Beginning of the period	1,293,510	—
End of the period	$1,242,816	$1,293,510
SHARES TRANSACTIONS
Shares sold	—	50,000
Shares redeemed	—	—
Total increase (decrease) in shares outstanding	—	50,000

(a)	The Fund changed its fiscal year end from October 31st to September 30th. The current period represents activity from November 1, 2024 through September 30, 2025.
(b)	Inception date of the Fund was January 10, 2024.
The accompanying notes are an integral part of these financial statements.

8

VEST 10 YEAR INTEREST RATE HEDGE ETF
FINANCIAL HIGHLIGHTS

	Period Ended September 30, 2025(a)	Year Ended October 31, 2024	Period Ended October 31, 2023(b)
PER SHARE DATA:
Net asset value, beginning of period	$23.33	$32.97	$25.00
INVESTMENT OPERATIONS:
Net investment income (loss)(c)	0.44	0.66	0.80
Net realized and unrealized gain (loss) on investments(d)	(0.62)	(4.95)	7.62
Total from investment operations	(0.18)	(4.29)	8.42
LESS DISTRIBUTIONS FROM:
Net investment income	(0.47)	(0.82)	(0.58)
Net realized gains	—	(4.71)	—
Total distributions	(0.47)	(5.53)	(0.58)
ETF transaction fees per share(c)	0.02	0.18	0.13
Net asset value, end of period	$22.70	$23.33	$32.97
Total return(e)	−0.68%	−11.35%	34.56%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,703	$2,333	$6,594
Ratio of expenses to average net assets(f)	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets(f)	2.01%	2.64%	3.73%
Portfolio turnover rate(e)(g)	0%	0%	0%

(a)	The Fund changed its fiscal year end from October 31st to September 30th. The current period represents activity from November 1, 2024 through September 30, 2025.
(b)	Inception date of the Fund was February 2, 2023.
(c)	Calculated based on average shares outstanding during the periods.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

9

VEST 2 YEAR INTEREST RATE HEDGE ETF
FINANCIAL HIGHLIGHTS

	Period Ended September 30, 2025(a)	Period Ended October 31, 2024(b)
PER SHARE DATA:
Net asset value, beginning of period	$25.87	$25.00
INVESTMENT OPERATIONS:
Net investment income (loss)(c)	0.41	0.49
Net realized and unrealized gain (loss) on investments(d)	(0.99)	0.67
Total from investment operations	(0.58)	1.16
LESS DISTRIBUTIONS FROM:
Net investment income	(0.43)	(0.43)
Total distributions	(0.43)	(0.43)
ETF transaction fees per share(c)	—	0.14
Net asset value, end of period	$24.86	$25.87
Total return(e)	−2.25%	5.16%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,243	$1,294
Ratio of expenses to average net assets(f)	0.85%	0.85%
Ratio of net investment income (loss) to average net assets(f)	1.76%	2.27%
Portfolio turnover rate(e)(g)	0%	0%

(a)	The Fund changed its fiscal year end from October 31st to September 30th. The current period represents activity from November 1, 2024 through September 30, 2025.
(b)	Inception date of the Fund was January 10, 2024.
(c)	Calculated based on average shares outstanding during the periods.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

10

VEST ETFs
NOTES TO FINANCIAL STATEMENTS
September 30, 2025
NOTE 1 – ORGANIZATION
Vest 10 Year Interest Rate Hedge ETF and Vest 2 Year Interest Rate Hedge ETF (individually, each a “Fund” or collectively the “Funds”) are each a non-diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”).
The investment objective of Vest 10 Year Interest Rate Hedge ETF is to seek to provide a hedge against, and generate capital appreciation from, rising 10-year interest rates. The investment objective of Vest 2 Year Interest Rate Hedge ETF is to seek to provide a hedge against, and generate capital appreciation from, rising 2-year interest rates. Vest 10 Year Interest Rate Hedge ETF commenced operations on February 2, 2023, and Vest 2 Year Interest Rate Hedge ETF commenced operations on January 10, 2024. During the period, the fiscal year end for the Funds changed from October 31st to September 30th.
The end of the reporting period for the Funds is September 30, 2025. The current fiscal period is the period from November 1, 2024 through September 30, 2025.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange-traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and the Nasdaq Capital Market Exchange® (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Swap and swaption contracts, such as credit default, total return, interest rate, and currency, are priced by an approved independent pricing service. The independent pricing service includes observable market data inputs in an evaluated valuation methodology.
Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.
Debt securities, including short-term debt instruments having a maturity of less than 60 days, are valued in accordance with prices provided by a pricing service. Pricing services may use various valuation methodologies such as the mean between the bid and asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.
Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from NAV that would be calculated without regard to such considerations.

11

VEST ETFs
NOTES TO FINANCIAL STATEMENTS
September 30, 2025(Continued)
As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:
Vest 10 Year Interest Rate Hedge ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$254,784	$—	$254,784
Money Market Funds	1,310,427	—	—	1,310,427
Total Investments	$1,310,427	$254,784	$—	$1,565,211
Liabilities:
Investments:
Written Options	$—	$0	$—	$0
Total Investments	$—	$0	$—	$0

12

VEST ETFs
NOTES TO FINANCIAL STATEMENTS
September 30, 2025(Continued)
Vest 2 Year Interest Rate Hedge ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$248,715	$—	$248,715
Money Market Funds	993,085	—	—	993,085
Total Investments	$993,085	$248,715	$—	$1,241,800
Liabilities:
Investments:
Written Options	$—	$0	$—	$0
Total Investments	$—	$0	$—	$0

During the current fiscal period, the Funds did not recognize any transfers to or from Level 3.
B.
Federal Income Taxes. The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their taxable net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and applicable state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax provisions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain positions as income tax expenses in the Statement of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.
C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized from sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized using the effective yield method.

D.
Distributions to Shareholders. Distributions to shareholders from net investment income, if any, are declared and paid quarterly and distributions from net realized gains on securities, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

F.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to each Fund’s NAV per share.

13

VEST ETFs
NOTES TO FINANCIAL STATEMENTS
September 30, 2025(Continued)
G.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

H.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These classifications have no effect on net assets or NAV per share and, if any, are primarily due to differing book and tax treatments for in-kind transactions. For the current fiscal period, there were no permanent differences.

I.
New Accounting Pronouncement. Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds.  Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Portfolio Managers of the Investment Manager, who serve as the chief operation decision makers, using the information presented in the financial statements and financial highlights.

J.
New Accounting Pronouncement. In December 2023, the FASB issued Accounting Standards update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Funds’ financial statements.

K.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Funds’ financial statements.

NOTE 3 – ADDITIONAL DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS
Interest rate swaps are contracts where one party “swaps” one type of cash flow for a different type of cash flow. The Funds will generally enter into interest rate swaps that exchange fixed-rate payments for floating-rate payments, with interest paid at fixed intervals (e.g., quarterly or semi-annually) or on the expiration date. The Funds will primarily utilize interest rate swaps tied to the 10-Year or 2-Year Rate, respectively, that are intended to increase in value when the actual or expected 10-Year or 2-Year Rate exceeds the fixed rate referenced in those swaps. Interest rate swaps are derivative instruments that trade over the counter, which means they trade in a broker-dealer network, as opposed to on a centralized exchange.
Interest rate swaptions are options that give a party the right, but not the obligation, to enter into an interest rate swap at some designated future time on specified terms. An interest rate payer swaption is a swaption where the Fund has the right, but not the obligation, to enter into a swap where the Fund pays a fixed interest rate and receives a floating interest rate. An interest rate receiver swaption is a swaption where the Fund has the right, but not the obligation, to enter into a swap where the Fund receives a fixed interest rate and pays a floating interest rate.
The effect of derivative instruments on the Statement of Assets and Liabilities for the current fiscal period, is as follows:

		Asset Derivatives
Fund	Derivatives Investment Type	Statement of Assets and Liabilities Location	Value
Vest 10 Year Interest Rate Hedge ETF	Purchased Options – Interest Rate Swaps	Investments in securities, at value	$254,784
Vest 2 Year Interest Rate Hedge ETF	Purchased Options – Interest Rate Swaps	Investments in securities, at value	248,715

14

VEST ETFs
NOTES TO FINANCIAL STATEMENTS
September 30, 2025(Continued)
The effect of derivative instruments on the Statement of Operations for the current fiscal period was as follows:

Fund	Derivatives Not Accounted for as Hedging Instruments	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Vest 10 Year Interest Rate Hedge ETF	Purchased Options - Interest Rate Swaps	$100,637*	$(192,396)**
Vest 10 Year Interest Rate Hedge ETF	Written Options - Interest Rate Swaps	(17,455)	48,591
Vest 2 Year Interest Rate Hedge ETF	Purchased Options - Interest Rate Swaps	89,621*	(149,177)**
Vest 2 Year Interest Rate Hedge ETF	Written Options - Interest Rate Swaps	(37,133)	46,955

*	Included in net realized gain (loss) on investments as reported on the Statement of Operations.
**	Included in net change in unrealized appreciation (depreciation) on investments as reported in the Statements of Operations.
The effect of derivative instruments on the Statement of Operations for the fiscal period ended October 31, 2024 was as follows:

Fund	Derivatives Not Accounted for as Hedging Instruments	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Vest 10 Year Interest Rate Hedge ETF.	Purchased Options - Interest Rate Swaps	$(1,591,929)*	$(114,469)**
Vest 10 Year Interest Rate Hedge ETF.	Written Options - Interest Rate Swaps	157,577	7,260
Vest 2 Year Interest Rate Hedge ETF.	Purchased Options - Interest Rate Swaps	(175,506)*	149,177**
Vest 2 Year Interest Rate Hedge ETF.	Written Options - Interest Rate Swaps	9,408	(46,955)

*	Included in net realized gain (loss) on investments as reported on the Statement of Operations.
**	Included in net change in unrealized appreciation (depreciation) on investments as reported in the Statements of Operations.
The average monthly market values of outstanding purchased and written options during the current fiscal period were as follows:

Purchased Options	Average Value
Vest 10 Year Interest Rate Hedge ETF	$280,783
Vest 2 Year Interest Rate Hedge ETF	265,315

Written Options	Average Value
Vest 10 Year Interest Rate Hedge ETF	$(37,523)
Vest 2 Year Interest Rate Hedge ETF	(6,518)

NOTE 4 - OFFSETTING ASSETS AND LIABILITIES
During the ordinary course of business, the Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreement. Generally, the Funds manage their cash collateral and securities collateral on a counterparty basis.

15

VEST ETFs
NOTES TO FINANCIAL STATEMENTS
September 30, 2025(Continued)
The following table provides a summary of offsetting financial assets and derivatives and the effect of derivative instruments on the Statements of Assets and Liabilities as of the end of the current fiscal period.
Vest 10 Year Interest Rate Hedged ETF

Description/Counterparty	Gross Amount of Recognized Assets/Liabilities	Gross Amount Offset in the Statement of Assets and Liabilities	Net Amount Presented in the Statement of Assets and Liabilities	Gross Amount not Offset in the Statement of Assets and Liabilities
				Financial Instruments	Collateral Received/Pledged	Net Amount
Assets
Interest Rate Swaptions Barclays	$254,784	$ —	$254,784	$ —	$ —	$254,784

Vest 2 Year Interest Rate Hedged ETF

Description/Counterparty	Gross Amount of Recognized Assets/Liabilities	Gross Amount Offset in the Statement of Assets and Liabilities	Net Amount Presented in the Statement of Assets and Liabilities	Gross Amount not Offset in the Statement of Assets and Liabilities
				Financial Instruments	Collateral Received/Pledged	Net Amount
Assets
Interest Rate Swaptions Barclays	$248,715	$ —	$248,715	$ —	$ —	$248,715

NOTE 5 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Vest Financial LLC (“the Adviser”), serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For the services it provides to the Funds, the Funds each pay the Adviser a unified management fee, which is calculated daily and paid monthly, at an annual rate of 0.85% of each Fund’s average daily net assets.
U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board and monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.
All officers of the Trust are affiliated with the Administrator and Custodian.
NOTE 6 – PURCHASES AND SALES OF SECURITIES
During the current fiscal period, there were no purchases and sales of securities by the Funds, excluding short-term securities, derivatives, and in-kind transactions.
During the current fiscal period, there were no purchases or sales of long-term U.S. Government securities by the Funds. The Funds held U.S. Treasury Bills during the current fiscal period which are considered short-term securities.
During the current fiscal period, there were no in-kind transactions associated with creations and redemptions.

16

VEST ETFs
NOTES TO FINANCIAL STATEMENTS
September 30, 2025(Continued)
NOTE 7 – INCOME TAX INFORMATION
The components of distributable earnings (accumulated deficit) and cost basis of investments and net unrealized appreciation (depreciation) for federal income tax purposes at September 30, 2025, were as follows:

	Vest 10 Year Interest Rate Hedge ETF	Vest 2 Year Interest Rate Hedge ETF
Tax cost of investments	$1,565,211	$1,241,800
Gross tax unrealized appreciation	$—	$—
Gross tax unrealized depreciation	—	—
Net tax unrealized appreciation (depreciation)	—	—
Undistributed ordinary income	208	160
Undistributed long-term capital gain	—	—
Other accumulated gain (loss)	(1,351,304)	(113,611)
Distributable earnings (accumulated deficit)	$(1,351,096)	$(113,451)

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Funds’ taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended September 30, 2025, the Funds did not elect to defer any post-October losses or late-year ordinary losses.
As of September 30, 2025, the Funds had the following capital loss carryforwards with no expiration date:

	Short-Term	Long-Term
Vest 10 Year Interest Rate Hedge ETF	$1,351,304	$ —
Vest 2 Year Interest Rate Hedge ETF	113,611	—

During the fiscal period ended September 30, 2025, Vest 10 Year Interest Rate Hedge ETF utilized $83,182 and Vest 2 Year Interest Rate Hedge ETF utilized $52,488 of capital loss carryforwards that were available as of October 31, 2024.
The tax character of distributions paid by the Funds during the period ended September 30, 2025 and the year/period ended October 31, 2024 were as follows:

	Ordinary Income
	Period Ended September 30, 2025	Year/Period Ended October 31, 2024	Period Ended October 31, 2023
Vest 10 Year Interest Rate Hedge ETF	$41,020	$1,099,652	$96,897
Vest 2 Year Interest Rate Hedge ETF	21,685	16,893	N/A

NOTE 8 – SHARE TRANSACTIONS
Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are

17

VEST ETFs
NOTES TO FINANCIAL STATEMENTS
September 30, 2025(Continued)
unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Funds currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the creation or redemption of Creation Units. The standard fixed creation and redemption transaction fee for the Funds is $300 payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Funds, if any, are displayed in the Capital Share Transactions section of the Statement of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.
NOTE 9 – PRINCIPAL RISKS
Swaptions Risk. A swaption is an option contract that gives the holder the right (but not the obligation) to enter into a swap at a predetermined rate at expiration in exchange for a premium payment. Swaptions enable the Funds to purchase exposure that is significantly greater than the premium paid. Consequently, the value of swaptions can be volatile, and a small investment in swaptions can have a large impact on the performance of the Funds. The Funds risk losing all or part of the cash paid (premium) for purchasing swaptions. Additionally, the value of the option may be lost if the Fund fails to exercise such option at or prior to its expiration. When the Funds write (sell) a swaption, there is a risk that the option will be exercised by the purchaser when the market value of the underlying interest rate swap changes unfavorably with respect to the Fund. The Funds’ loss may exceed the option premium received by the Fund.
Counterparty Risk. The risk of loss to the Funds for derivative transactions (such as interest rate swaps or swaptions) that are entered into on a net basis depends on which party is obligated to pay the net amount to the other party. If the counterparty is obligated to pay the net amount to the Fund, the risk of loss to the Fund is loss of the entire amount that the Fund is entitled to receive. If the Fund is obligated to pay the net amount, the Fund’s risk of loss is generally limited to that net amount. If a derivative instrument involves the exchange of the entire principal value of a security, the entire principal value of that security is subject to the risk that the other party to the transaction will default on its contractual delivery obligations. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Funds, the value of an investment held by the Funds may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Funds is insufficient or there are delays in the Funds’ ability to access such collateral, the Funds may not be able to achieve their investment objectives.
NOTE 10 – BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under section 2(a)(9) of the Investment Company Act of 1940. As of the end of the current fiscal period, ownership by the Adviser was as follows:

Fund	Shares Owned	Percentage of Total Shares Outstanding
Vest 10 Year Interest Rate Hedge ETF	25,000	33.33%
Vest 2 Year Interest Rate Hedge ETF	24,800	49.60%

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VEST ETFs
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Vest ETFs and
Board of Trustees of ETF Series Solutions
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments and written options, of Vest 10 Year Interest Rate Hedge ETF and Vest 2 Year Interest Rate Hedge ETF (the “Funds”), each a series of ETF Series Solutions, as of September 30, 2025, the related statements of operations, changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Vest 10 Year Interest Rate Hedge ETF	For the period from November 1, 2024 through September 30, 2025, and the year ended October 31, 2024	For the period from November 1, 2024 through September 30, 2025, the year ended October 31, 2024, and the period from February 2, 2023 (commencement of operations) to October 31, 2023
Vest 2 Year Interest Rate Hedge ETF	For the period from November 1, 2024 through September 30, 2025, and the period from January 10, 2024 (commencement of operations) to October 31, 2024

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies advised by Vest Financial, LLC since 2016.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
November 25, 2025

19

VEST ETFs
TAX INFORMATION (Unaudited)
FEDERAL TAX INFORMATION
For the fiscal period ended September 30, 2025, certain dividends paid by the Funds may be subject to the maximum rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Vest 10 Year Interest Rate Hedge ETF	0.00%
Vest 2 Year Interest Rate Hedge ETF	0.00%

For corporate shareholders, the percentage of ordinary income distributions that qualified for the corporate dividend received deduction for the fiscal period ended September 30, 2025 was as follows:

Vest 10 Year Interest Rate Hedge ETF	0.00%
Vest 2 Year Interest Rate Hedge ETF	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Funds were as follows:

Vest 10 Year Interest Rate Hedge ETF	0.00%
Vest 2 Year Interest Rate Hedge ETF	0.00%

20

VEST ETFs
ADDITIONAL INFORMATION (Unaudited)
Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others
All fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Funds’ Statement of Additional Information.
Statement Regarding Basis for Approval of Investment Advisory Contract
Not applicable.

21

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

See Item 7(a).

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits .

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	12/4/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	12/4/2025

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	12/4/2025

* Print the name and title of each signing officer under his or her signature.